Commitments and Contingencies - Operating Lease (Details) - Research and office space	12 Months Ended
	Dec. 31, 2015 USD ($) ft² item	Dec. 31, 2014 USD ($)
Operating Leases
Leased space, in square feet | ft²	20,000
Number of renewal options | item	1
Renewal term of lease	5 years
Operating lease expense	$ 386,438	$ 386,438
Contractually required cash payments
2016	393,000
2017	405,000
2018	171,000
Total	$ 969,000